UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Partner Investment Management, L.P.

Address:   Four Embarcader Center
           Suite 3500
           San Francisco, CA 94111


Form 13F File Number: 28-13168


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Darin Sadow
Title:  Chief Compliance Officer
Phone:  (415) 281-1000

Signature,  Place,  and  Date  of  Signing:

/s/ Darin Sadow                    San Francisco, CA                  8/15/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              70

Form 13F Information Table Value Total:  $      936,861
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ABERCROMBIE & FITCH CO       COM            002896207     8912   133,178 SH       SOLE                  133,178      0    0
ACHILLION PHARMACEUTICALS IN COM            00448Q201      729    97,981 SH       SOLE                   97,981      0    0
AETNA INC NEW                COM            00817Y108    17790   403,486 SH       SOLE                  403,486      0    0
AGILENT TECHNOLOGIES INC     COM            00846U101    24277   474,999 SH       SOLE                  474,999      0    0
ALLEGHENY TECHNOLOGIES INC   COM            01741R102     5907    93,064 SH       SOLE                   93,064      0    0
ALLSCRIPTS HEALTHCARE SOLUTN COM            01988P108    14636   753,675 SH       SOLE                  753,675      0    0
ALPHA NATURAL RESOURCES INC  COM            02076X102     6188   136,180 SH       SOLE                  136,180      0    0
AMAZON COM INC               COM            023135106     9111    44,555 SH       SOLE                   44,555      0    0
AMERICAN TOWER CORP          COM            029912201    20883   399,070 SH       SOLE                  399,070      0    0
AMYLIN PHARMACEUTICALS INC   COM            032346108     1178    88,200 SH  CALL SOLE                   88,200      0    0
AMYLIN PHARMACEUTICALS INC   COM            032346108    19297 1,444,359 SH       SOLE                1,444,359      0    0
AMYLIN PHARMACEUTICALS INC   CNV            032346AF5     3668 4,027,000 PRN      SOLE                4,027,000      0    0
APPLE INC                    COM            037833100    55218   164,500 SH  CALL SOLE                  164,500      0    0
APPLE INC                    COM            037833100    12576    37,465 SH       SOLE                   37,465      0    0
BAIDU INC                    COM            056752108    36168   258,104 SH       SOLE                  258,104      0    0
BAXTER INTL INC              COM            071813109    17790   298,036 SH       SOLE                  298,036      0    0
CATERPILLAR INC DEL          COM            149123101    20064   188,468 SH       SOLE                  188,468      0    0
CHARLES RIV LABS INTL INC    COM            159864107     7235   177,977 SH       SOLE                  177,977      0    0
CIGNA CORP                   COM            125509109     2418    47,012 SH       SOLE                   47,012      0    0
CITIGROUP INC                COM            172967424    18641   447,680 SH       SOLE                  447,680      0    0
CITRIX SYS INC               COM            177376100    10541   131,757 SH       SOLE                  131,757      0    0
COCA COLA CO                 COM            191216100    12277   182,445 SH       SOLE                  182,445      0    0
COMMUNITY HEALTH SYS INC NEW COM            203668108     2859   111,324 SH       SOLE                  111,324      0    0
COOPER COS INC               COM            216648402     5125    64,673 SH       SOLE                   64,673      0    0
COVIDIEN PLC                 COM            G2554F113    29016   545,104 SH       SOLE                  545,104      0    0
CUMMINS INC                  COM            231021106    45167   436,436 SH       SOLE                  436,436      0    0
CVS CAREMARK CORPORATION     COM            126650100    32917   875,916 SH       SOLE                  875,916      0    0
DAVITA INC                   COM            23918K108    19508   225,244 SH       SOLE                  225,244      0    0
DENTSPLY INTL INC NEW        COM            249030107     2146    56,348 SH       SOLE                   56,348      0    0
DICKS SPORTING GOODS INC     COM            253393102    12194   317,134 SH       SOLE                  317,134      0    0
FOCUS MEDIA HLDG LTD         COM            34415V109     6367   204,715 SH       SOLE                  204,715      0    0
FREEPORT-MCMORAN COPPER & GO COM            35671D857    29438   556,477 SH       SOLE                  556,477      0    0
GILEAD SCIENCES INC          COM            375558103    22380   540,447 SH       SOLE                  540,447      0    0
HALLIBURTON CO               COM            406216101    13086   256,594 SH       SOLE                  256,594      0    0
HCA HOLDINGS INC             COM            40412C101     2765    83,778 SH       SOLE                   83,778      0    0
HEALTH NET INC               COM            42222G108    14105   439,540 SH       SOLE                  439,540      0    0
HEARTWARE INTL INC           COM            422368100      632     8,525 SH       SOLE                    8,525      0    0
INHIBITEX INC                COM            45719T103      923   235,421 SH       SOLE                  235,421      0    0
INTERMUNE INC                COM            45884X103    10683   298,001 SH       SOLE                  298,001      0    0
ITAU UNIBANCO HLDG SA        COM            465562106    21079   895,080 SH       SOLE                  895,080      0    0
LAS VEGAS SANDS CORP         COM            517834107    21120   500,363 SH       SOLE                  500,363      0    0
MASTERCARD INC               COM            57636Q104    15996    53,084 SH       SOLE                   53,084      0    0
MEDICIS PHARMACEUTICAL CORP  COM            584690309     2948    77,239 SH       SOLE                   77,239      0    0
MEDIVATION INC               COM            58501N101     9647   450,175 SH       SOLE                  450,175      0    0
MERIT MED SYS INC            COM            589889104     2409   134,062 SH       SOLE                  134,062      0    0
NETFLIX INC                  COM            64110L106    20222    76,982 SH       SOLE                   76,982      0    0
PATTERSON COMPANIES INC      COM            703395103     2872    87,315 SH       SOLE                   87,315      0    0
PHARMASSET INC               COM            71715N106    10829    96,519 SH       SOLE                   96,519      0    0
PHILIP MORRIS INTL INC       COM            718172109     6322    94,686 SH       SOLE                   94,686      0    0
QUALCOMM INC                 COM            747525103    30734   541,181 SH       SOLE                  541,181      0    0
RESEARCH IN MOTION LTD       COM            760975102    11875   411,600 SH  PUT  SOLE                  411,600      0    0
ROSS STORES INC              COM            778296103    15222   189,996 SH       SOLE                  189,996      0    0
SALESFORCE COM INC           COM            79466L302    36387   244,243 SH       SOLE                  244,243      0    0
SALIX PHARMACEUTICALS INC    COM            795435106     4069   102,169 SH       SOLE                  102,169      0    0
SCHEIN HENRY INC             COM            806407102     2143    29,937 SH       SOLE                   29,937      0    0
SELECT SECTOR SPDR TR        COM            81369Y704    28522   765,900 SH  PUT  SOLE                  765,900      0    0
SELECT SECTOR SPDR TR        ETF            81369Y308     6761   216,500 SH       SOLE                  216,500      0    0
SIRONA DENTAL SYSTEMS INC    COM            82966C103     5152    97,017 SH       SOLE                   97,017      0    0
THERMO FISHER SCIENTIFIC INC COM            883556102    23530   365,426 SH       SOLE                  365,426      0    0
THORATEC CORP                COM            885175307     1439    43,846 SH       SOLE                   43,846      0    0

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
TORNIER N V                  COM            N87237108     1171    43,468 SH       SOLE                   43,468      0    0
UNDER ARMOUR INC             COM            904311107     6909    89,369 SH       SOLE                   89,369      0    0
UNITED STATES STL CORP NEW   COM            912909108     6023   130,823 SH       SOLE                  130,823      0    0
UNITED THERAPEUTICS CORP DEL COM            91307C102     3837    69,644 SH       SOLE                   69,644      0    0
UNIVERSAL HLTH SVCS INC      COM            913903100     2819    54,701 SH       SOLE                   54,701      0    0
VIROPHARMA INC               COM            928241108     3551   191,922 SH       SOLE                  191,922      0    0
VISA INC                     COM            92826C839    10054   119,326 SH       SOLE                  119,326      0    0
VMWARE INC                   COM            928563402    12152   121,244 SH       SOLE                  121,244      0    0
WATERS CORP                  COM            941848103     3312    34,591 SH       SOLE                   34,591      0    0
WYNDHAM WORLDWIDE CORP       COM            98310W108    32940   978,913 SH       SOLE                  978,913      0    0


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